Revenue - Narrative (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Revenue from contracts with customers [Abstract]
Variable consideration, actual and estimated future returns and price adjustments	$ 3.0	$ 1.6
Return liability for estimated variable revenue consideration	$ 1.6	$ 1.2